GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2019

Principal Amount		Value
	ASSET BACKED SECURITIES - 6.24%
395,000	Ally Master Owner Trust
	Series 2018-1, 2.700%, 01/15/2023	$397,873
410,000	ALM XVI, Ltd.
	Series 2015-16RR, 2.901% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 04/15/2027 (a)(c)	409,374
	AmeriCredit Automobile Receivables Trust
150,165	Series 2017-3-A3, 1.900%, 03/18/2022	150,036
150,000	Series 2019-3D, 2.580%, 09/18/2025	148,659
400,000	Atrium XII
	Series 2015-12R, 2.783% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	399,441
98,799	BMW Vehicle Lease Trust
	Series 2017-2, 2.070%, 10/20/2020	98,923
250,000	Carlyle Global Market Strategies CLO, Ltd.
	Series 2013-2, 2.893% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (a)(c)	249,213
3,563	CIG AUTO RECEIVABLES TRUST
	Series 2017-1, 2.710%, 05/15/2023 (c)	3,567
	Domino's Pizza Master Issuer LLC
187,625	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	193,705
75,000	Series 2019-1, 3.668%, 10/25/2049 (c)	75,597
135,000	Drive Auto Receivables Trust
	Series 2019-4, 2.700%, 02/16/2027	134,148
300,000	Exeter Automobile Receivables Trust
	Series 2019-4A, 2.580%, 09/15/2025 (c)	297,806
105,791	Flagship Credit Auto Trust
	Series 2018-2, 2.970%, 10/17/2022 (c)	106,338
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 2.140% (3 Month LIBOR USD + 0.230%, 0.230% Floor), 05/25/2036 (a)	96,510
217,138	GLS Auto Receivables Issuer Trust
	Series 2019-4, 2.470%, 11/15/2023 (c)	217,251
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	308,340
250,000	LCM XX LP
	Series 2015-20R, 3.006% (3 Month LIBOR USD + 1.040%, 1.040% Floor), 10/20/2027 (a)(c)	250,002
	Marlette Funding Trust
12,863	Series 2018-2, 3.060%, 07/17/2028 (c)(g)	12,870
258,114	Series 2019-4, 2.390%, 12/15/2029 (c)(g)	258,766
	NRZ Excess Spread-Collateralized Notes Series
232,670	Series 2018-PLS1, 3.193%, 01/25/2023 (c)	233,449
87,053	Series 2018-PLS2, 3.265%, 02/25/2023 (c)	87,284
	OCP CLO, Ltd.
199,549	Series 2015-8R, 2.852% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 04/17/2027 (a)(c)	199,570
280,406	Series 2015-9R, 2.801% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	280,404
260,000	OnDeck Asset Securitization Trust II LLC
	Series 2019-1A, 2.650%, 11/17/2024 (c)(g)	260,458
	OneMain Financial Issuance Trust
331,000	Series 2018-1A, 3.300%, 03/14/2029 (c)	336,240
97,370	Series 2017-1A, 2.370%, 09/14/2032 (c)	97,371
250,000	OZLM VII, Ltd.
	Series 2014-7R, 3.012% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	248,695
300,000	OZLM XII, Ltd.
	Series 2015-12R, 2.986% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (a)(c)	299,996
180,000	Regional Management Issuance Trust
	Series 2018-1, 3.830%, 07/15/2027 (c)(g)	180,833
168,092	RMF Buyout Issuance Trust
	Series 2019-1, 2.475%, 07/25/2029 (b)(c)	170,069
205,000	Santander Drive Auto Receivables Trust
	Series 2019-3, 2.680%, 10/15/2025	204,896
	SoFi Consumer Loan Program Trust
67,632	Series 2016-2, 3.090%, 10/27/2025 (c)(g)	67,879
3,312	Series 2018-2, 2.930%, 04/26/2027 (c)	3,313
335,000	Sound Point CLO, Ltd.
	Series 2013-2, 2.951% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 07/15/2030 (a)(c)	333,053
125,000	Springleaf Funding Trust
	Series 2017-A, 2.680%, 07/15/2030 (c)	125,109
395,000	TICP CLO, Ltd.
	Series 2018-3, 2.806% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	393,202
	Voya CLO, Ltd.
197,083	Series 2014-3, 2.660% (3 Month LIBOR USD + 0.720%, 0.000% Floor), 07/27/2026 (a)(c)	196,864
480,000	Series 2015-1, 2.903% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	478,078
78,400	Wendy's Funding LLC
	Series 2018-1, 3.884%, 03/15/2048 (c)(g)	79,821
220,000	Westlake Automobile Receivables Trust
	Series 2019-3, 2.720%, 11/15/2024 (c)	219,504
400,000	Z Capital Credit Partners CLO, Ltd.
	Series 2015-1, 2.951% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	399,049
	Total Asset Backed Securities (Cost $8,685,138)	8,703,556

	COLLATERALIZED MORTGAGE OBLIGATIONS - 14.18%
168,012	Ajax Mortgage Loan Trust
	Series 2017-B, 3.163%, 09/25/2056 (b)(c)	168,503
	Angel Oak Mortgage Trust I LLC
139,545	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	141,459
149,032	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	151,116
384,663	Series 2019-4, 2.993%, 07/26/2049 (b)(c)	387,108
280,353	Series 2019-3, 2.930%, 05/25/2059 (b)(c)	283,583
	Arroyo Mortgage Trust
185,325	Series 2018-1, 3.763%, 04/25/2048 (b)(c)	190,005
267,771	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	265,856
290,823	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	294,896
	BANK
1,055,000	Series 2019-BNK23, 0.756%, 12/17/2052 (b)	61,717
997,791	Series 2019-BNK18, 0.906%, 05/17/2062 (b)(j)	70,310
1,283,697	Series 2019-BNK20, 0.842%, 09/15/2062 (b)	86,150
1,325,808	Series 2019-BNK22, 0.605%, 11/17/2062 (b)	67,313
1,000,000	Series 2019-BNK24, 0.768%, 11/17/2062 (b)	54,831
78,441	Bayview Koitere Fund Trust
	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	80,051
218,827	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	221,241
	Bayview Opportunity Master Fund IVa Trust
202,220	Series 2017-SPL5A, 3.500%, 07/28/2057 (b)(c)	206,041
69,936	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	71,574
	Bayview Opportunity Master Fund IVb Trust
57,332	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	58,933
74,485	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	75,247
132,000	BBCMS Mortgage Trust
	Series 2017-DELC, 2.590% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	131,708
	Benchmark Mortgage Trust
325,000	Series 2019-B11, 3.410%, 05/17/2052	339,402
1,004,081	Series 2019-B12, 1.069%, 08/16/2052 (b)	75,409
	BX Commercial Mortgage Trust
185,443	Series 2018-IND, 2.490% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 11/15/2035 (a)(c)	185,500
345,000	Series 2019-XL, 2.660% (1 Month LIBOR USD + 0.920%, 0.920% Floor), 10/15/2036 (a)(c)	345,431
100,000	CAMB Commercial Mortgage Trust
	Series 2019-LIFE, 3.190% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	100,335
300,000	Century Plaza Towers
	Series 2019-CPT, 2.865%, 11/16/2039 (c)	302,402
19,506	Chase Mortgage Finance Trust
	Series 2007-A1, 4.706%, 02/25/2037 (b)	19,650
72,135	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (b)(c)	72,597
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	311,225
505,000	Series 2016-P4, 2.902%, 07/12/2049	518,715
	Citigroup Mortgage Loan Trust, Inc.
118,846	Series 2019-IMC1, 2.720%, 07/25/2049 (b)(c)	118,672
255,254	Series 2018-R2, 3.500%, 02/25/2058 (b)(c)	257,834
120,558	Series 2018-R, 3.000%, 09/25/2064 (b)(c)	123,017
144,595	Series 2019-E, 3.228%, 11/25/2070 (c)(k)	145,596
	COLT Mortgage Loan Trust
69,950	Series 2019-1, 3.705%, 03/25/2049 (b)(c)	70,534
124,215	Series 2019-2, 3.337%, 05/25/2049 (b)(c)	126,344
163,077	Series 2019-3, 2.764%, 08/25/2049 (b)(c)	164,241
265,236	Series 2019-4 A1, 2.579%, 11/25/2049 (b)(c)	265,450
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (c)	127,129
290,000	Series 2019-WCM, 2.640% (1 Month LIBOR USD + 0.900%, 0.900% Floor), 10/16/2034 (a)(c)	290,543
	Countrywide Home Loans, Inc.
7,857	Series 2004-HYB6, 3.939%, 11/20/2034 (b)	8,070
86,398	Series 2005-11, 2.392% (1 Month LIBOR USD + 0.600%, 10.500% Cap, 0.300% Floor), 03/25/2035 (a)	77,802
375,000	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049	383,437
38,561	CSMC Trust
	Series 2017-FHA1, 3.250%, 04/25/2047 (a)(c)	38,637
11,970,914	DBGS Mortgage Trust
	Series 2018-BIOD, 0.209%, 10/17/2051 (b)	194,659
	Deephaven Residential Mortgage Trust
126,986	Series 2019-2, 3.558%, 04/25/2059 (b)(c)	127,994
286,418	Series 2019-3, 2.964%, 07/25/2059 (b)(c)	287,702
371,038	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (c)	379,589
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	148,324
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	147,006
35,000	Series 2015-GC34, 3.506%, 10/13/2048	36,982
148,326	Homeward Opportunities Fund I Trust
	Series 2019-2, 2.702%, 08/25/2059 (b)(c)	148,122
440,779	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C12, 3.157%, 07/17/2045	445,709
	Mill City Mortgage Loan Trust
231,503	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	236,917
464,280	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	469,858
236,983	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	238,633
176,228	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	178,770
265,283	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	271,126
164,686	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 2.812% (1 Month LIBOR USD + 1.020%, 0.680% Floor), 10/25/2033 (a)	164,003
	Morgan Stanley Bank of America Merrill Lynch Trust
315,000	Series 2013-C13, 4.039%, 11/19/2046	334,451
175,000	Series 2016-C29, 3.325%, 05/17/2049	183,201
185,000	Morgan Stanley Capital I Trust
	Series 2014-MP, 3.469%, 08/11/2033 (c)	188,510
222,000	Mortgage Insurance-Linked Notes
	Series 2019-1, 3.674% (1 Month LIBOR USD + 1.900%, 1.900% Floor), 11/26/2029 (a)(c)	222,277
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 2.840% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (a)(c)	100,095
100,000	Series 2019-TECH C, 3.040% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (a)(c)	100,095
160,000	Natixis Commercial Mortgage Securities Trust
	Series 2019-1776, 2.507%, 10/17/2036 (c)	159,152
320,000	New Residential Advance Receivables Trust Advance Receivables Backed
	Series 2019-T4, 2.329%, 10/15/2051 (c)	320,039
	New Residential Mortgage LLC
200,737	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	201,215
222,506	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	224,319
	New Residential Mortgage Loan Trust
84,919	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	88,097
218,486	Series 2018-4, 2.542% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	217,689
68,082	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	70,677
112,402	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	117,391
101,156	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	106,194
56,596	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	59,154
62,020	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	65,059
63,404	Series 2017-5, 3.292% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	64,369
81,450	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	85,078
179,409	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	184,250
177,911	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	187,293
299,372	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	314,148
233,852	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	238,485
143,166	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	144,377
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/17/2045 (c)	129,892
111,634	PRPM Trust
	Series 2019-GS1, 3.500%, 10/25/2024 (b)(c)	112,470
	SBA Tower Trust
90,000	Series 2017-1, 3.168%, 04/15/2047 (c)	91,002
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	128,881
155,000	Series 2019-1, 2.836%, 01/15/2050 (c)	156,780
73,900	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058	77,331
75,000	SG Commercial Mortgage Securities Trust
	Series 2016-C5, 3.055%, 10/13/2048	77,210
	Towd Point Mortgage Trust
131,906	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	132,285
53,085	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	53,344
54,938	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	54,938
124,370	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	125,529
276,633	Series 2017-5, 2.392% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	276,641
244,471	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	246,385
58,612	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	58,991
302,181	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	304,717
290,495	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	291,664
91,198	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	92,499
251,673	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	255,604
185,134	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	192,441
	Verus Securitization Trust
135,288	Series 2019-2, 3.211%, 05/25/2059 (b)(c)	137,137
314,310	Series 2019-3, 2.784%, 07/25/2059 (c)(k)	315,154
396,444	Series 2019-4, 3.142%, 10/25/2059 (b)(c)	397,419
459,459	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	464,258
132,857	VOLT LXXXIII LLC
	Series 2019-NPL9, 3.376%, 11/25/2049 (c)(k)	133,854
480,000	VOLT LXXXIV LLC
	Series 2019-NPL10, 3.426%, 12/25/2049 (c)(k)	481,168
	Total Collateralized Mortgage Obligations (Cost $19,652,180)	19,774,217

	CORPORATE OBLIGATIONS - 28.71%
	Aerospace & Defense - 0.50%
150,000	L3Harris Technologies, Inc.
	3.850%, 06/15/2023 (c)	158,052
45,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	52,883
165,000	The Boeing Co.
	3.250%, 02/01/2035	169,169
	United Technologies Corp.
100,000	3.950%, 08/16/2025	109,136
140,000	3.125%, 05/04/2027	147,037
20,000	4.450%, 11/16/2038	23,709
25,000	4.625%, 11/16/2048	31,375
		691,361
	Automobiles - 0.57%
	Ford Motor Co.
40,000	4.346%, 12/08/2026	41,367
70,000	5.291%, 12/08/2046	66,819
	General Motors Co.
15,000	6.250%, 10/02/2043	16,878
55,000	5.200%, 04/01/2045	55,644
175,000	6.750%, 04/01/2046	205,595
110,000	5.400%, 04/01/2048	114,117
45,000	5.950%, 04/01/2049	49,967
35,000	General Motors Financial Co., Inc.
	3.500%, 11/07/2024	36,088
205,000	Volkswagen Group of America Finance LLC
	3.875%, 11/13/2020 (c)	208,376
		794,851
	Banks - 5.80%
	Bank of America Corp.
35,000	2.503%, 10/21/2022 (e)	35,348
60,000	3.124% (3 Month LIBOR USD + 1.160%), 01/20/2023 (b)	61,198
190,000	4.100%, 07/24/2023	202,793
250,000	3.864% (3 Month LIBOR USD + 0.940%), 07/23/2024 (b)	263,227
140,000	2.456% (3 Month LIBOR USD + 0.870%), 10/22/2025 (b)(e)	141,032
330,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (b)	345,412
85,000	3.559% (3 Month LIBOR USD + 1.060%), 04/23/2027 (b)	89,915
160,000	3.419% (3 Month LIBOR USD + 1.040%), 12/20/2028 (b)	168,158
140,000	3.974% (3 Month LIBOR USD + 1.210%), 02/07/2030 (b)	153,820
330,000	3.194% (3 Month LIBOR USD + 1.180%), 07/23/2030 (b)	341,834
165,000	5.000%, 01/21/2044	215,507
	Citigroup, Inc.
55,000	3.004% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	55,757
125,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025 (b)	130,184
280,000	3.700%, 01/12/2026	298,883
155,000	4.300%, 11/20/2026	168,924
35,000	3.520% (3 Month LIBOR USD + 1.151%), 10/27/2028 (b)	36,880
330,000	3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (b)(e)	361,569
75,000	2.976% (SOFR + 1.422%), 11/05/2030 (b)	76,264
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	219,058
95,000	Fifth Third Bancorp
	2.375%, 01/28/2025	95,233
370,000	HSBC Holdings PLC
	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (b)	378,619
	JPMorgan Chase & Co.
80,000	3.166% (3 Month LIBOR USD + 1.230%), 10/24/2023 (a)	81,409
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (b)	158,186
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (b)	233,398
170,000	3.300%, 04/01/2026	179,087
90,000	2.950%, 10/01/2026	92,828
195,000	3.960% (3 Month LIBOR USD + 1.245%), 01/29/2027 (b)	211,789
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (b)	323,757
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (b)	85,099
120,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (b)	129,389
105,000	KeyCorp
	2.550%, 10/01/2029	102,815
	PNC Financial Services Group Inc.
55,000	2.200%, 11/01/2024	55,242
195,000	3.450%, 04/23/2029	208,311
	Royal Bank of Canada
245,000	2.800%, 04/29/2022	250,126
185,000	2.550%, 07/16/2024	187,967
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022	241,617
310,000	Toronto-Dominion Bank/The
	2.650%, 06/12/2024	317,761
	Wells Fargo & Co.
150,000	2.625%, 07/22/2022	152,290
85,000	2.406% (3 Month LIBOR USD + 0.825%), 10/30/2025 (b)	85,138
120,000	3.000%, 04/22/2026	123,541
135,000	3.000%, 10/23/2026	138,481
285,000	3.584% (3 Month LIBOR USD + 1.310%), 05/22/2028 (b)	303,201
1,000	5.606%, 01/15/2044	1,320
45,000	4.750%, 12/07/2046	54,119
	Wells Fargo Bank NA
250,000	2.600%, 01/15/2021	251,810
265,000	3.625%, 10/22/2021	272,811
		8,081,107
	Beverages - 0.96%
	Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750%, 01/23/2029	203,011
385,000	5.450%, 01/23/2039	485,313
5,000	3.750%, 07/15/2042	5,181
20,000	4.900%, 02/01/2046	23,759
145,000	4.600%, 04/15/2048	166,212
162,000	4.750%, 04/15/2058	189,797
	Constellation Brands, Inc.
75,000	4.400%, 11/15/2025	82,016
40,000	3.600%, 02/15/2028	42,366
145,000	Molson Coors Brewing Co.
	3.000%, 07/15/2026	146,922
		1,344,577
	Biotechnology - 0.66%
	AbbVie, Inc.
205,000	2.950%, 11/21/2026 (c)	209,041
355,000	3.200%, 11/21/2029 (c)	361,608
205,000	4.250%, 11/21/2049 (c)	218,606
45,000	Amgen, Inc.
	2.650%, 05/11/2022	45,688
80,000	Gilead Sciences, Inc.
	2.500%, 09/01/2023	81,267
		916,210
	Capital Markets - 2.30%
	Morgan Stanley
75,000	2.625%, 11/17/2021	75,922
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (b)	203,853
180,000	3.700%, 10/23/2024	191,333
65,000	3.125%, 07/27/2026	67,169
495,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (b)	526,741
55,000	4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (b)	62,256
15,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (b)	16,690
	State Street Corp.
80,000	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (b)	84,708
90,000	2.354% (SOFR + 0.940%), 11/01/2025 (b)	90,458
	The Bank of New York Mellon Corp.
70,000	1.950%, 08/23/2022	70,182
125,000	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (b)	126,981
290,000	2.100%, 10/24/2024	290,577
	The Goldman Sachs Group, Inc.
275,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (b)	278,962
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (b)	56,018
140,000	3.500%, 01/23/2025	147,065
40,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (b)	41,439
130,000	3.691% (3 Month LIBOR USD + 1.510%), 06/05/2028 (b)	138,426
315,000	4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (b)	347,583
140,000	6.750%, 10/01/2037	194,725
20,000	6.250%, 02/01/2041	28,008
	Willis North America, Inc.
25,000	3.600%, 05/15/2024	26,137
145,000	2.950%, 09/15/2029	144,019
		3,209,252
	Chemicals - 0.32%
295,000	DuPont de Nemours, Inc.
	4.205%, 11/15/2023	315,823
20,000	Methanex Corp.
	5.650%, 12/01/2044	19,215
	The Sherwin-Williams Co.
15,000	3.450%, 06/01/2027	15,885
95,000	2.950%, 08/15/2029	96,148
		447,071
	Commercial Services & Supplies - 0.18%
55,000	ERAC USA Finance LLC
	7.000%, 10/15/2037 (c)	77,898
	Waste Management, Inc.
105,000	3.200%, 06/15/2026	110,091
35,000	3.450%, 06/15/2029	37,515
20,000	4.150%, 07/15/2049	22,919
		248,423
	Construction & Engineering - 0.07%
95,000	Fluor Corp.
	4.250%, 09/15/2028	95,751
	Consumer Finance - 0.35%
155,000	American Express Co.
	4.200%, 11/06/2025	171,015
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	138,816
25,000	3.450%, 06/07/2023	26,149
145,000	2.600%, 03/07/2024	148,418
		484,398
	Diversified Financial Services - 0.71%
	BAT Capital Corp.
55,000	3.222%, 08/15/2024	56,294
275,000	2.789%, 09/06/2024	276,642
145,000	4.390%, 08/15/2037	147,092
200,000	Ford Motor Credit Co. LLC
	4.542%, 08/01/2026	204,946
160,000	GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/2025	171,920
	Shell International Finance BV
45,000	4.375%, 05/11/2045	53,800
75,000	2.375%, 11/07/2029	74,490
		985,184
	Diversified Telecommunication Services - 1.15%
	AT&T, Inc.
60,000	2.950%, 07/15/2026	61,256
80,000	3.800%, 02/15/2027	85,412
125,000	4.350%, 03/01/2029	139,178
175,000	4.500%, 05/15/2035 (e)	195,309
125,000	6.350%, 03/15/2040	162,624
35,000	4.350%, 06/15/2045	37,851
	Verizon Communications, Inc.
160,000	4.125%, 03/16/2027	177,784
250,000	4.016%, 12/03/2029	278,912
140,000	4.500%, 08/10/2033	163,560
60,000	5.250%, 03/16/2037	75,460
20,000	4.812%, 03/15/2039 (e)	24,185
155,000	4.862%, 08/21/2046	192,696
3,000	4.672%, 03/15/2055	3,712
		1,597,939
	Electric Utilities - 2.08%
65,000	Alabama Power Co.
	2.450%, 03/30/2022	65,820
	Cleco Corporate Holdings LLC
46,000	3.743%, 05/01/2026	47,572
5,000	4.973%, 05/01/2046	5,557
90,000	Commonwealth Edison Co.
	3.650%, 06/15/2046	95,747
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	45,718
118,000	5.300%, 02/15/2040	153,075
35,000	Duke Energy Indiana LLC
	3.250%, 10/01/2049	35,103
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	74,143
100,000	Duke Energy Ohio, Inc.
	3.650%, 02/01/2029	108,771
235,000	Duke Energy Progress LLC
	4.150%, 12/01/2044	266,064
	Evergy, Inc.
55,000	2.450%, 09/15/2024	55,387
140,000	2.900%, 09/15/2029	139,635
185,000	Exelon Corp.
	2.450%, 04/15/2021	185,883
	Georgia Power Co.
187,000	2.000%, 09/08/2020	186,950
85,000	2.400%, 04/01/2021	85,403
45,000	4.750%, 09/01/2040	51,132
160,000	NextEra Energy Capital Holdings, Inc.
	3.150%, 04/01/2024	166,036
210,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048	247,742
20,000	Oncor Electric Delivery Co. LLC
	5.750%, 03/15/2029	24,715
135,000	Puget Energy, Inc.
	3.650%, 05/15/2025	139,945
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	110,706
31,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065	40,379
	Southern California Edison Co.
90,000	2.850%, 08/01/2029	90,106
19,000	4.000%, 04/01/2047	20,037
61,000	4.125%, 03/01/2048	65,283
	The Southern Co.
20,000	2.950%, 07/01/2023	20,528
160,000	3.250%, 07/01/2026	166,830
25,000	4.400%, 07/01/2046	27,769
	Xcel Energy, Inc.
120,000	2.600%, 12/01/2029	119,190
55,000	3.500%, 12/01/2049	56,177
		2,897,403
	Entertainment - 0.15%
	Viacom, Inc.
125,000	4.250%, 09/01/2023	133,208
70,000	4.375%, 03/15/2043	74,378
		207,586
	Equity Real Estate Investment Trusts (REITs) - 0.06%
85,000	Welltower, Inc.
	2.700%, 02/15/2027	85,445
	Food & Staples Retailing - 0.09%
115,000	Walmart, Inc.
	3.400%, 06/26/2023	120,992
	Food Products - 0.24%
325,000	Nestle Holdings, Inc.
	3.350%, 09/24/2023 (c)	340,188
	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	10,077
	Health Care Equipment & Supplies - 0.29%
205,000	Becton Dickinson and Co.
	3.125%, 11/08/2021	209,039
	Shire Acquisitions Investments Ireland Designated Activity Co.
70,000	2.400%, 09/23/2021	70,416
125,000	2.875%, 09/23/2023	127,455
		406,910
	Health Care Providers & Services - 1.70%
	Anthem, Inc.
210,000	3.650%, 12/01/2027	222,574
205,000	2.875%, 09/15/2029	204,656
40,000	4.375%, 12/01/2047	44,234
	Cigna Corp.
115,000	4.125%, 11/15/2025	124,962
110,000	3.050%, 10/15/2027 (c)	111,755
400,000	4.375%, 10/15/2028 (e)	443,952
70,000	CommonSpirit Health
	2.760%, 10/01/2024	70,722
	CVS Health Corp.
160,000	4.100%, 03/25/2025	171,893
59,000	3.875%, 07/20/2025	62,888
165,000	2.875%, 06/01/2026	167,556
35,000	3.000%, 08/15/2026	35,761
55,000	5.125%, 07/20/2045	65,350
125,000	5.050%, 03/25/2048	148,365
90,000	HCA, Inc.
	4.125%, 06/15/2029	95,680
60,000	Humana, Inc.
	2.500%, 12/15/2020	60,267
	UnitedHealth Group, Inc.
70,000	2.375%, 08/15/2024	70,975
90,000	2.875%, 08/15/2029	92,753
10,000	3.500%, 08/15/2039	10,524
135,000	3.950%, 10/15/2042	148,927
20,000	3.700%, 08/15/2049 (e)	21,556
		2,375,350
	Hotels, Restaurants & Leisure - 0.28%
100,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029	111,302
80,000	Las Vegas Sands Corp.
	3.500%, 08/18/2026	82,422
	McDonald's Corp.
80,000	3.350%, 04/01/2023	83,377
20,000	4.600%, 05/26/2045	23,163
15,000	4.875%, 12/09/2045	18,110
65,000	Starbucks Corp.
	3.800%, 08/15/2025	70,096
		388,470
	Industrial Conglomerates - 0.17%
220,000	NXP BV / NXP Funding LLC
	4.875%, 03/01/2024 (c)	240,171
	Insurance - 0.49%
135,000	Berkshire Hathaway Finance Corp.
	4.200%, 08/15/2048	160,074
45,000	CNA Financial Corp.
	3.450%, 08/15/2027	46,948
	Marsh & McLennan Cos, Inc.
30,000	3.500%, 12/29/2020	30,447
70,000	4.050%, 10/15/2023	74,516
110,000	3.875%, 03/15/2024	117,417
65,000	4.375%, 03/15/2029	74,168
60,000	4.750%, 03/15/2039	72,668
12,000	Massachusetts Mutual Life Insurance Co.
	3.729%, 10/15/2070 (c)	11,669
40,000	New York Life Global Funding
	2.000%, 04/13/2021 (c)	40,130
55,000	Trinity Acquisition PLC
	4.400%, 03/15/2026	59,850
		687,887
	Interactive Media & Services - 0.31%
400,000	Tencent Holdings Ltd.
	3.975%, 04/11/2029 (c)	432,807
	Internet & Direct Marketing Retail - 0.33%
200,000	Alibaba Group Holding, Ltd.
	3.400%, 12/06/2027	208,558
	Amazon.com, Inc.
150,000	3.875%, 08/22/2037	170,739
60,000	4.950%, 12/05/2044	78,723
		458,020
	IT Services - 0.78%
70,000	Fidelity National Information Services, Inc.
	4.250%, 05/15/2028	78,528
135,000	Fiserv, Inc.
	3.200%, 07/01/2026	140,012
55,000	Global Payments, Inc.
	3.200%, 08/15/2029	56,170
	International Business Machines Corp.
100,000	3.000%, 05/15/2024	103,838
250,000	3.300%, 05/15/2026	264,119
250,000	3.500%, 05/15/2029	269,214
160,000	Visa, Inc.
	3.150%, 12/14/2025	169,286
		1,081,167
	Life Sciences Tools & Services - 0.12%
160,000	Thermo Fisher Scientific, Inc.
	3.000%, 04/15/2023	164,619
	Machinery - 0.07%
90,000	Parker-Hannifin Corp.
	2.700%, 06/14/2024	92,043
	Media - 1.66%
	Charter Communications Operating LLC / Charter Communications Operating Capital
40,000	4.908%, 07/23/2025	44,079
230,000	3.750%, 02/15/2028	238,785
150,000	5.375%, 05/01/2047	168,561
55,000	5.750%, 04/01/2048 (e)	64,336
75,000	5.125%, 07/01/2049	81,760
60,000	4.800%, 03/01/2050	63,377
	Comcast Corp.
165,000	3.375%, 08/15/2025	175,265
55,000	3.950%, 10/15/2025	60,072
240,000	3.150%, 03/01/2026	251,806
35,000	2.350%, 01/15/2027	35,003
70,000	2.650%, 02/01/2030	70,391
55,000	4.250%, 10/15/2030	62,964
35,000	3.200%, 07/15/2036	35,894
125,000	4.600%, 10/15/2038	149,283
90,000	3.250%, 11/01/2039	91,625
25,000	4.950%, 10/15/2058	32,628
291,000	Cox Communications, Inc.
	3.150%, 08/15/2024 (c)	299,432
	Discovery Communications LLC
41,000	2.800%, 06/15/2020	41,109
45,000	3.800%, 03/13/2024	47,532
28,000	3.950%, 06/15/2025	29,917
15,000	3.950%, 03/20/2028	16,027
60,000	5.200%, 09/20/2047 (e)	70,056
15,000	5.300%, 05/15/2049	17,810
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	33,578
50,000	4.500%, 09/15/2042	51,231
80,000	ViacomCBS, Inc.
	4.200%, 06/01/2029	87,262
		2,319,783
	Multi-Utilities - 0.79%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	52,911
65,000	6.125%, 04/01/2036	89,401
175,000	CenterPoint Energy, Inc.
	2.500%, 09/01/2022	176,512
	Dominion Energy, Inc.
160,000	2.579%, 07/01/2020	160,349
140,000	2.500%, 11/15/2024	140,814
240,000	2.850%, 08/15/2026	242,711
25,000	4.250%, 06/01/2028	27,683
	Sempra Energy
150,000	3.400%, 02/01/2028	155,636
45,000	3.800%, 02/01/2038	47,135
15,000	4.000%, 02/01/2048	15,793
		1,108,945
	Oil, Gas & Consumable Fuels - 2.13%
110,000	BP Capital Markets America, Inc.
	3.790%, 02/06/2024	117,141
15,000	Canadian Natural Resources, Ltd.
	6.500%, 02/15/2037	19,638
280,000	Encana Corp.
	3.900%, 11/15/2021	286,835
	Energy Transfer Operating LP
60,000	4.200%, 09/15/2023	63,043
85,000	4.500%, 04/15/2024	90,549
90,000	5.250%, 04/15/2029	101,215
70,000	6.125%, 12/15/2045	81,298
35,000	6.250%, 04/15/2049	42,297
215,000	Enterprise Products Operating LLC
	4.800%, 02/01/2049	252,948
	Hess Corp.
15,000	5.600%, 02/15/2041	17,600
75,000	5.800%, 04/01/2047	91,991
	MPLX LP
65,000	4.250%, 12/01/2027 (c)	68,552
140,000	5.200%, 03/01/2047	151,594
7,000	4.700%, 04/15/2048	7,144
	Noble Energy, Inc.
15,000	6.000%, 03/01/2041	18,083
93,000	5.050%, 11/15/2044	103,576
40,000	Occidental Petroleum Corp.
	4.500%, 07/15/2044	40,474
65,000	ONEOK, Inc.
	3.400%, 09/01/2029 (e)	66,181
	Petroleos Mexicanos
200,000	6.840%, 01/23/2030 (c)	213,618
122,000	6.750%, 09/21/2047	122,648
105,000	Phillips 66 Partners LP
	2.450%, 12/15/2024	105,210
	Sabine Pass Liquefaction LLC
30,000	5.625%, 03/01/2025	33,808
50,000	4.200%, 03/15/2028	53,045
85,000	Suncor Energy, Inc.
	3.600%, 12/01/2024	90,269
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	5,330
5,000	5.350%, 05/15/2045	5,386
40,000	Texas Eastern Transmission LP
	3.500%, 01/15/2028 (c)	41,130
	TransCanada PipeLines, Ltd.
5,000	4.750%, 05/15/2038	5,721
10,000	6.100%, 06/01/2040	13,261
145,000	5.100%, 03/15/2049	177,233
215,000	Valero Energy Partners LP
	4.500%, 03/15/2028	237,088
	Western Midstream Operating LP
135,000	4.500%, 03/01/2028	133,401
100,000	4.750%, 08/15/2028 (e)	100,988
10,000	5.500%, 08/15/2048	8,810
		2,967,105
	Pharmaceuticals - 0.83%
135,000	Allergan Funding SCS
	3.450%, 03/15/2022	138,141
230,000	Bayer US Finance II LLC
	4.250%, 12/15/2025 (c)	248,413
	Bristol-Myers Squibb Co.
30,000	3.200%, 06/15/2026 (c)	31,543
75,000	3.400%, 07/26/2029 (c)(e)	80,334
195,000	GlaxoSmithKline Capital PLC
	2.875%, 06/01/2022	199,316
	Johnson & Johnson
155,000	2.625%, 01/15/2025	159,640
75,000	3.550%, 03/01/2036	82,205
55,000	3.625%, 03/03/2037	60,849
135,000	Merck & Co, Inc.
	3.400%, 03/07/2029	146,376
15,000	Mylan NV
	5.250%, 06/15/2046	16,903
		1,163,720
	Road & Rail - 0.45%
	CSX Corp.
110,000	3.250%, 06/01/2027	115,818
140,000	2.400%, 02/15/2030	137,290
45,000	4.500%, 03/15/2049	52,818
30,000	Norfolk Southern Corp.
	3.400%, 11/01/2049	29,945
	Union Pacific Corp.
65,000	3.700%, 03/01/2029 (e)	71,117
50,000	4.375%, 09/10/2038	57,429
160,000	4.100%, 09/15/2067	162,677
		627,094
	Semiconductors & Semiconductor Equipment - 0.42%
	Broadcom Corp / Broadcom Cayman Finance, Ltd.
205,000	3.625%, 01/15/2024	212,597
90,000	3.125%, 01/15/2025	91,158
205,000	3.875%, 01/15/2027	213,129
59,000	Intel Corp.
	3.734%, 12/08/2047	65,061
		581,945
	Software - 0.35%
155,000	Microsoft Corp.
	4.450%, 11/03/2045	194,359
	Oracle Corp.
115,000	4.300%, 07/08/2034	134,743
25,000	3.900%, 05/15/2035	27,926
50,000	3.800%, 11/15/2037	54,733
75,000	salesforce.com, Inc.
	3.250%, 04/11/2023	78,062
		489,823
	Specialty Retail - 0.18%
	Home Depot, Inc.
140,000	3.350%, 09/15/2025	149,713
55,000	5.875%, 12/16/2036	76,020
5,000	3.500%, 09/15/2056	5,217
25,000	Lowe's Cos., Inc.
	3.700%, 04/15/2046	25,547
		256,497
	Technology Hardware, Storage & Peripherals - 0.32%
	Apple, Inc.
5,000	3.000%, 02/09/2024	5,196
20,000	3.350%, 02/09/2027	21,321
385,000	2.200%, 09/11/2029	378,263
40,000	3.450%, 02/09/2045	42,236
		447,016
	Tobacco - 0.51%
	Altria Group, Inc.
75,000	4.400%, 02/14/2026	81,596
145,000	2.625%, 09/16/2026	143,588
80,000	4.800%, 02/14/2029	89,245
40,000	4.250%, 08/09/2042	40,106
45,000	5.375%, 01/31/2044	50,925
90,000	3.875%, 09/16/2046	83,241
40,000	5.950%, 02/14/2049	48,568
170,000	Philip Morris International, Inc.
	2.625%, 03/06/2023	172,934
		710,203
	Water Utilities - 0.12%
	American Water Capital Corp.
140,000	3.750%, 09/01/2028	151,450
15,000	4.150%, 06/01/2049	17,019
		168,469
	Wireless Telecommunication Services - 0.21%
205,000	Telefonica Emisiones SA
	4.895%, 03/06/2048	235,130
60,000	Vodafone Group Plc
	4.250%, 09/17/2050	62,901
		298,031
	Total Corporate Obligations (Cost $37,497,496)	40,023,890

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.19%
200,000	Abu Dhabi Government International Bond
	3.125%, 09/30/2049 (c)	195,383
66,000	Hungary Government International Bond
	6.375%, 03/29/2021	69,656
	Total Foreign Government Debt Obligations (Cost $263,210)	265,039

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 41.87%
	Federal Home Loan Mortgage Corp.
17,114	Pool #D9-6291 4.500%, 09/01/2023	18,007
45,497	Pool #G1-3624 5.000%, 08/01/2024	47,298
82,000	Series K-068, 3.244%, 08/25/2027	87,080
128,934	Series 2329, 6.500%, 06/15/2031	143,559
60,120	Series 2338, 6.500%, 07/15/2031	68,133
93,374	Pool #78-0447 4.801% (1 Year CMT Rate + 2.250%, 9.298% Cap, 2.250% Floor), 04/01/2033 (a)	98,583
99	Pool #A4-3129 5.500%, 02/01/2036	108
136,326	Series 4216, 1.700%, 10/15/2039	135,402
62,959	Series 3883, 3.000%, 05/15/2041	64,807
236,008	Series 4139, 2.500%, 11/15/2041	239,085
392,143	Pool #U9-0688 4.000%, 05/01/2042	417,806
616,635	Pool #Q4-9389 3.500%, 07/01/2047	646,558
582,852	Pool #Q5-2093 3.500%, 11/01/2047	605,883
	Federal National Mortgage Association
3,200,000	Pool #TBA 3.000%, 01/15/2026 (h)	3,279,875
362,572	Pool #AJ8325 3.000%, 12/01/2026	373,281
2,300,000	Pool #TBA 2.500%, 01/15/2028 (h)	2,321,203
870,000	Pool #AN8322 3.190%, 02/01/2028	916,758
1,019,466	Pool #AN8695 3.550%, 03/01/2028	1,100,235
3,049	Pool #544859 2.926% (11th District Cost of Funds Index + 1.799%, 14.713% Cap, 1.799% Floor), 08/01/2029 (a)	3,042
38,859	Series 2018-C04, 2.542% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 12/26/2030 (a)	38,916
58,190	Pool #BC4938 2.500%, 04/01/2031	58,986
102,217	Pool #786848 7.000%, 10/01/2031	116,074
3,320	Pool #727181 5.000%, 08/01/2033	3,662
1,451	Pool #730727 5.000%, 08/01/2033	1,600
424	Pool #741862 5.500%, 09/01/2033	477
544	Pool #766197 5.500%, 02/01/2034	612
103	Pool #776974 5.500%, 04/01/2034	116
71,794	Pool #888504 4.568% (1 Year CMT Rate + 2.081%, 9.275% Cap, 2.081% Floor), 04/01/2034 (a)	75,780
251,923	Pool #MA1870 4.500%, 04/01/2034	271,180
4,049	Pool #775776 5.500%, 05/01/2034	4,548
1,564,021	Series 2019-M21, 1.332%, 06/25/2034 (b)	194,979
111,704	Pool #802783 3.609% (12 Month LIBOR USD + 1.612%, 10.298% Cap, 1.612% Floor), 10/01/2034 (a)	116,601
3,242	Pool #781629 5.500%, 12/01/2034	3,645
4,919	Pool #822815 5.500%, 04/01/2035	5,532
4,374	Pool #357850 5.500%, 07/01/2035	4,926
2,613	Pool #820242 5.000%, 07/01/2035	2,879
738	Pool #838452 5.500%, 09/01/2035	830
3,741	Pool #865854 6.000%, 03/01/2036	4,288
6,289	Pool #891474 6.000%, 04/01/2036	7,210
4,441	Pool #906000 6.000%, 01/01/2037	4,986
47	Pool #928062 5.500%, 02/01/2037	53
60	Pool #899119 5.500%, 04/01/2037	65
413,621	Pool #AS9772 3.500%, 06/01/2037	431,510
117	Pool #970131 5.500%, 03/01/2038	132
82	Pool #985108 5.500%, 07/01/2038	91
51	Pool #964930 5.500%, 08/01/2038	55
48	Pool #987032 5.500%, 08/01/2038	53
91	Pool #968371 5.500%, 09/01/2038	100
28	Pool #993050 5.500%, 12/01/2038	31
16,157	Pool #993579 4.000%, 05/01/2039	17,322
3,170	Pool #AA5840 4.000%, 06/01/2039	3,400
45,838	Pool #AA8715 4.000%, 06/01/2039	49,733
166,342	Pool #AD0586 4.500%, 12/01/2039	182,478
404,623	Pool #AD4062 5.000%, 05/01/2040	441,517
374,467	Pool #AD6929 5.000%, 06/01/2040	412,482
10,736	Pool #AD9896 4.000%, 08/01/2040	11,520
11,677	Pool #AB1500 4.000%, 09/01/2040	12,525
11,418	Pool #AD9856 4.000%, 09/01/2040	12,250
6,667	Pool #AE2559 4.000%, 09/01/2040	7,058
2,474	Pool #AE2562 4.000%, 09/01/2040	2,646
3,272	Pool #AE2566 4.000%, 09/01/2040	3,496
21,956	Pool #AE4124 4.000%, 10/01/2040	23,564
11,867	Pool #AE4888 4.000%, 10/01/2040	12,734
17,215	Pool #AE3916 4.000%, 11/01/2040	18,470
2,622	Pool #AE5147 4.000%, 11/01/2040	2,814
31,550	Pool #AE8715 4.000%, 11/01/2040	33,853
3,672	Pool #AH0006 4.000%, 12/01/2040	3,939
10,634	Pool #AH0020 4.000%, 12/01/2040	11,412
19,012	Pool #AH0599 4.000%, 12/01/2040	20,399
6,753	Pool #AH0601 4.000%, 12/01/2040	7,246
12,830	Pool #AH1263 4.000%, 01/01/2041	13,766
56,271	Pool #AL5233 4.000%, 01/01/2041	60,335
3,000,000	Pool #TBA 3.500%, 01/15/2041 (h)	3,086,367
400,000	Pool #TBA 4.000%, 01/15/2041 (h)	416,062
4,411	Pool #AH4659 4.000%, 02/01/2041	4,734
65,467	Pool #AH5653 4.000%, 02/01/2041	70,265
83,121	Pool #AL0934 5.000%, 02/01/2041	91,730
129,934	Pool #AD1889 4.500%, 03/01/2041	141,181
7,851	Pool #AH6150 4.000%, 03/01/2041	8,420
78,853	Pool #AL0215 4.500%, 04/01/2041	85,448
62,512	Pool #AL0187 5.000%, 05/01/2041	69,010
10,844	Pool #AL0456 5.000%, 06/01/2041	11,949
48,910	Pool #AI8842 4.500%, 08/01/2041	53,145
146,276	Series 2013-43, 1.500%, 08/25/2041	143,557
29,357	Pool #AL0815 4.000%, 09/01/2041	31,906
53,868	Series 2012-21, 2.000%, 09/25/2041	53,509
10,471	Pool #AJ1562 4.000%, 10/01/2041	11,393
9,254	Pool #AJ1972 4.000%, 10/01/2041	9,942
478,737	Pool #AJ2212 4.500%, 10/01/2041	520,194
14,811	Pool #AJ4756 4.000%, 10/01/2041	16,096
13,488	Pool #AJ3330 4.000%, 11/01/2041	14,693
13,049	Pool #AJ4549 4.000%, 11/01/2041	14,198
10,882	Pool #AJ4698 4.000%, 11/01/2041	11,841
21,667	Pool #AJ5424 4.000%, 11/01/2041	23,548
8,296	Pool #AJ7840 4.000%, 11/01/2041	9,047
13,610	Pool #AB3995 4.000%, 12/01/2041	14,825
12,806	Pool #AI0848 4.000%, 12/01/2041	13,961
11,629	Pool #AJ4187 4.000%, 12/01/2041	12,644
12,955	Pool #AJ5736 4.000%, 12/01/2041	14,068
7,670	Pool #AJ5968 4.000%, 12/01/2041	8,210
15,567	Pool #AJ6061 4.000%, 12/01/2041	16,950
10,121	Pool #AJ7868 4.000%, 12/01/2041	11,038
21,949	Pool #AJ8104 4.000%, 12/01/2041	23,844
15,158	Pool #AJ8109 4.000%, 12/01/2041	16,519
8,522	Pool #AJ8171 4.000%, 12/01/2041	9,268
16,078	Pool #AJ8341 4.000%, 12/01/2041	17,528
26,625	Pool #AJ8436 4.000%, 12/01/2041	28,981
10,420	Pool #AJ8912 4.000%, 12/01/2041	11,364
12,978	Pool #AJ9248 4.000%, 12/01/2041	14,132
104,717	Series 2012-18, 2.000%, 12/25/2041	103,763
107,162	Series 2012-75, 2.500%, 12/25/2041	108,108
12,220	Pool #AJ2446 4.000%, 01/01/2042	13,094
16,728	Pool #AJ7538 4.000%, 01/01/2042	18,243
4,573	Pool #AJ8001 4.000%, 01/01/2042	4,807
14,865	Pool #AJ8369 4.000%, 01/01/2042	16,155
13,265	Pool #AJ9162 4.000%, 01/01/2042	14,422
76,051	Pool #AJ9330 4.000%, 01/01/2042	82,744
7,711	Pool #AJ9779 4.000%, 01/01/2042	8,190
12,973	Pool #AK0170 4.000%, 01/01/2042	14,149
29,473	Pool #AK0543 4.000%, 01/01/2042	32,142
11,907	Pool #AK0563 4.000%, 01/01/2042	12,980
21,535	Pool #AK1827 4.000%, 01/01/2042	23,450
276,627	Pool #AL2752 5.000%, 03/01/2042	304,532
63,002	Series 2012-52, 3.500%, 05/25/2042	65,661
249,226	Series 2012-128, 1.500%, 06/25/2042	250,333
66,227	Pool #AB5529 4.000%, 07/01/2042	70,519
164,181	Pool #AB6228 3.500%, 09/01/2042	173,116
179,233	Series 415, 3.000%, 11/01/2042	182,525
330,936	Pool #AQ9316 2.500%, 01/01/2043	329,444
6,000,000	Pool #TBA 3.000%, 01/15/2043 (h)	6,085,781
146,411	Series 2015-48, 3.000%, 02/25/2043	149,432
845,629	Pool #AT2720 3.000%, 05/01/2043	871,332
664,794	Pool #AT5900 3.000%, 06/01/2043	684,846
132,230	Series 2013-77, 1.700%, 06/25/2043	131,274
371,549	Pool #AU1625 3.500%, 07/01/2043	391,245
165,757	Series 2017-26, 3.500%, 07/25/2044	172,953
145,622	Series 2018-38, 3.500%, 03/25/2045	147,863
525,879	Pool #AS5469 4.000%, 07/01/2045	558,859
594,820	Pool #AZ0832 4.000%, 07/01/2045	630,658
122,767	Pool #AS5597 3.500%, 08/01/2045	128,215
43,695	Series 2016-38, 3.000%, 01/25/2046	44,955
96,658	Series 2016-11, 2.500%, 03/25/2046	97,391
724,118	Pool #AS7170 3.500%, 05/01/2046	755,455
694,472	Pool #AS7242 3.500%, 05/01/2046	724,172
557,315	Pool #BC9468 3.000%, 06/01/2046	570,980
592,120	Pool #AS7492 4.000%, 07/01/2046	621,790
459,904	Pool #AS8947 3.500%, 03/01/2047	481,872
85,586	Series 2017-34, 3.000%, 05/25/2047	87,466
98,945	Pool #MA3038 4.500%, 06/01/2047	104,661
133,279	Series 2017-72, 3.000%, 09/25/2047	136,177
139,376	Series 2017-72, 3.000%, 09/25/2047	142,020
172,967	Series 2018-80, 3.500%, 12/25/2047	178,586
83,838	Series 2018-77, 3.500%, 02/25/2048	88,587
129,661	Series 2018-23, 3.500%, 04/25/2048	134,570
2,563,189	Pool #BN5279 4.000%, 02/01/2049	2,673,258
154,130	Series 2019-07, 3.500%, 03/25/2049	158,645
157,482	Series 2019-14, 3.500%, 04/25/2049	164,856
234,074	Series 2019-45, 3.000%, 08/25/2049	240,277
4,100,000	Pool #SD-8036 3.000%, 01/01/2050	4,163,160
181,944	Series 2019-41, 2.500%, 03/25/2053	182,001
182,046	Series 2017-35, 3.500%, 04/25/2053	187,517
110,829	Series 2017-84, 3.500%, 04/25/2053	114,090
155,903	Series 2019-15, 3.500%, 05/25/2053	162,692
145,689	Series 2017-49, 4.000%, 07/25/2053	151,120
203,880	Series 2018-72, 3.500%, 07/25/2054	210,588
165,679	Series 2017-96, 3.000%, 12/25/2054	169,543
80,282	Series 2018-19, 3.500%, 05/25/2056	84,113
156,988	Series 2018-70, 3.500%, 10/25/2056	164,454
155,016	Series 2019-07, 3.500%, 11/25/2057	162,180
164,430	Series 2019-12, 3.500%, 11/25/2057	171,862
148,163	Series 2019-28, 3.500%, 06/25/2059	155,681
	Government National Mortgage Association
10,466	Pool #614436X 5.000%, 08/15/2033	11,193
26,301	Pool #736686X 5.000%, 02/15/2039	28,961
561,184	Pool #723248X 5.000%, 10/15/2039	625,364
214,602	Series 2015-56, 1.500%, 04/16/2040	211,896
275,004	Pool #783403X 3.500%, 09/15/2041	289,423
1,500,000	Pool #TBA 4.500%, 01/15/2042 (h)	1,568,438
164,349	Series 2013-37, 2.000%, 01/20/2042	163,882
6,900,000	Pool #TBA 3.000%, 01/15/2043 (h)	7,089,480
1,400,000	Pool #TBA 3.500%, 01/15/2043 (h)	1,442,930
138,139	Series 2015-151, 1.700%, 10/20/2045	137,000
103,659	Pool #MA4587M 4.000%, 07/20/2047	108,361
275,586	Pool #MA4652M 3.500%, 08/20/2047	286,377
537,889	Pool #MA4778M 3.500%, 10/20/2047	556,288
379,333	Pool #MA4779M 4.000%, 10/20/2047	394,308
446,660	Pool #MA4780M 4.500%, 10/20/2047	472,848
1,281,377	Pool #MA6040M 4.000%, 07/20/2049	1,328,483
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $57,472,055)	58,373,932

	MUNICIPAL DEBT OBLIGATIONS - 0.65%
	California, GO,
70,000	7.550%, 04/01/2039	112,417
60,000	7.300%, 10/01/2039	91,724
5,000	7.350%, 11/01/2039	7,689
5,000	7.625%, 03/01/2040	8,016
5,000	7.600%, 11/01/2040	8,264
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	141,984
60,000	New York State Thruway Authority, Series M, Revenue Bond
	2.900%, 01/01/2035	59,863
355,000	Philadelphia Authority for Industrial Development, Series C, Revenue Bond
	6.550%, 10/15/2028	443,303
25,000	University of California Medical Center, Series H Revenue Bond,
	6.548%, 05/15/2048	36,147
	Total Municipal Debt Obligations (Cost $881,503)	909,407

Notional Amount
	PURCHASED OPTIONS - 0.01%
	Put Interest Rate Swaption - 0.01%
535,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate,
	Counterparty: Bank of America
	Expiration: 11/25/2030
	Exercises Rate: 1.700% (g)	17,280
	Total Purchased Options (Cost $13,402)	17,280
Principal Amount
	U.S. TREASURY OBLIGATIONS - 23.66%
	U.S. Treasury Bonds - 12.40%
687,737	0.625%, 01/15/2026 (f)	708,969
1,264,540	0.375%, 07/15/2027 (f)(i)	1,290,231
473,919	0.875%, 01/15/2029 (f)	503,417
487,944	0.250%, 07/15/2029 (f)	492,853
1,690,000	3.125%, 11/15/2041	1,921,517
1,075,000	3.125%, 02/15/2043	1,222,183
545,000	3.625%, 08/15/2043	669,946
1,830,000	3.750%, 11/15/2043	2,293,969
1,050,000	3.625%, 02/15/2044	1,293,530
735,000	3.125%, 08/15/2044	838,259
240,000	3.000%, 11/15/2045	269,212
2,365,000	2.500%, 05/15/2046	2,421,492
255,000	3.000%, 02/15/2047	287,313
500,000	3.000%, 02/15/2048	563,711
650,000	3.125%, 05/15/2048	750,585
1,430,000	3.000%, 02/15/2049	1,617,939
127,836	1.000%, 02/15/2049 (f)	142,181
	U.S. Treasury Notes - 11.26%
865,000	2.000%, 02/15/2022 (i)	872,569
6,870,000	2.375%, 08/15/2024	7,082,138
1,707,000	2.000%, 02/15/2025	1,732,205
2,190,000	2.875%, 05/31/2025	2,320,245
858,000	2.875%, 08/15/2028	925,567
1,605,000	2.625%, 02/15/2029	1,702,523
1,090,000	1.625%, 08/15/2029	1,062,920
	Total U.S. Treasury Obligations (Cost $31,731,468)	32,985,474

	SHORT TERM INVESTMENTS - 2.07%
	Money Market Funds - 2.07%
2,880,844	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (d)	2,880,844
	Total Short Term Investments (Cost $2,880,844)	2,880,844

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 1.24%
	Investments Purchased with Proceeds from Securities Lending Collateral - 1.24%
1,728,375	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (d)	1,728,375
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,728,375)	1,728,375

	Total Investments (Cost $160,805,671) - 118.82%	165,662,014
	Liabilities in Excess of Other Assets - (18.82)%	(26,242,539)
	TOTAL NET ASSETS - 100.00%	$139,419,475

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.
(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2019.
(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another expemption from registration. The value of these securities total $26,844,604, which represents 19.25% of total net assets.

(d)	Seven-day yield as of December 31, 2019.
(e)	All or portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $1,071,612, which represents 0.77% of total net assets.
(h)	Security purchased on a when-issued basis. On December 31, 2019, the total value of investments purchased on a when-issued basis was $23,721,698 or 17.01% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts.
(j)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2019. These securities are liquid according to the Fund's liquidity guidelines and the value of these securities total $70,310, which represents 0.05% of total net assets.

(k)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2019.

	Glossary of Terms
	LIBOR - London Interbank Offered Rate
	CMT - Constant Maturing Treasury Rate
	SOFR - Secured Overnight Financing Rate

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
December 31, 2019
Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bond Futures	2	363,313	Mar-20	$(10,566)
U.S. Treasury 2 Year Note Futures	55	11,852,500	Mar-20	(4,417)
U.S. Treasury 5 Year Note Futures	10	1,186,094	Mar-20	(4,319)
U.S. Treasury 10 Year Note Futures	6	770,531	Mar-20	99
U.S. Treasury Ultra 10 Year Note Futures	(4	(562,813)	Mar-20	6,891
U.S. Treasury Long Bond Futures	(11)	(1,714,969)	Mar-20	37,296
				$24,984

SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)
Credit Default Swaps on Credit Indices - Sell Protection (1)
December 31, 2019

	Implied Credit	Fixed						Upfront	Unrealized
Reference	Spread at	Pay	Maturity		Payment	Notional	Fair	Premiums	Appreciation
Obligation	12/31/2019 (2)	Rate	Date	Counterparty	Frequency	Amount (3)	Value	Paid (Received)	(Depreciation)
CDX.NA.IG.33*	45.24%	1.000%	12/20/2024	Morgan Stanley	Quarterly	4,160,000	107,886	85,049	22,837
							$107,886	$85,049	$22,837

Interest Rate Swaps
December 31, 2019		Floating	Fixed	Fixed					Upfront	Unrealized
Pay/Receive		Payment	Pay	Payment	Maturity		Notional	Fair	Premiums	Appreciation
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Counterparty	Amount	Value	Paid (Received)	(Depreciation)
Receive	3-MO-USD-LIBOR**	Quarterly	2.3590%	Semi-Annual	4/9/2024	Morgan Stanley	$1,220,000	$(32,639)	$-	$(32,639)
Receive	3-MO-USD-LIBOR**	Quarterly	2.3630%	Semi-Annual	4/9/2024	Morgan Stanley	1,265,000	(34,026)	–	(34,026)
Receive	3-MO-USD-LIBOR**	Quarterly	2.3600%	Semi-Annual	4/9/2024	Morgan Stanley	1,295,000	(34,699)	–	(34,699)
Receive	3-MO-USD-LIBOR**	Quarterly	2.3580%	Semi-Annual	4/9/2024	Morgan Stanley	1,732,000	(46,265)	–	(46,265)
Receive	3-MO-USD-LIBOR**	Quarterly	2.2500%	Semi-Annual	9/21/2026	Morgan Stanley	4,143,000	(122,281)	(116,357)	(5,924)
Receive	3-MO-USD-LIBOR**	Quarterly	1.7160%	Semi-Annual	10/29/2029	Morgan Stanley	190,000	2,986	–	2,986
Receive	3-MO-USD-LIBOR**	Quarterly	1.7210%	Semi-Annual	10/29/2029	Morgan Stanley	370,000	5,648	–	5,648
Receive	3-MO-USD-LIBOR**	Quarterly	1.7270%	Semi-Annual	10/29/2029	Morgan Stanley	615,000	9,053	–	9,053
Receive	3-MO-USD-LIBOR**	Quarterly	1.7645%	Semi-Annual	10/30/2029	Morgan Stanley	310,000	3,499	–	3,499
Receive	3-MO-USD-LIBOR**	Quarterly	1.7660%	Semi-Annual	10/30/2029	Morgan Stanley	280,000	3,135	–	3,135
Receive	3-MO-USD-LIBOR**	Quarterly	1.7690%	Semi-Annual	10/30/2029	Morgan Stanley	310,000	3,373	–	3,373
Receive	3-MO-USD-LIBOR**	Quarterly	1.7700%	Semi-Annual	10/30/2029	Morgan Stanley	285,000	3,075	–	3,075
Receive	3-MO-USD-LIBOR**	Quarterly	2.7500%	Semi-Annual	12/20/2047	Morgan Stanley	775,000	(118,560)	(28,873)	(89,687)
								$(357,701)	$(145,230)	$(212,471)

1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S.

2)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

3)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: Clearnet